MassMutual Select T. Rowe Price Retirement 2015 Fund
MassMutual Select T. Rowe Price Retirement 2015 Fund

MASSMUTUAL SELECT FUNDS
MassMutual Select T. Rowe Price Retirement Funds
Supplement dated October 18, 2018 to the
Prospectus dated February 16, 2018

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

Effective immediately, the following information replaces the information for the MassMutual Select T. Rowe Price Retirement 2015 Fund found on page 26 of the Prospectus in the section titled Annual Fund Operating Expenses:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - MassMutual Select T. Rowe Price Retirement 2015 Fund		Class I	Class M5	Class M4	Class M3
Management Fees		none	none	none	none
Distribution and Service (Rule 12b-1) Fees		none	none	0.25%	0.50%
Other Expenses	[1]	0.54%	0.69%	0.69%	0.69%
Acquired Fund Fees and Expenses		0.43%	0.43%	0.43%	0.43%
Total Annual Fund Operating Expenses		0.97%	1.12%	1.37%	1.62%
Expense Reimbursement		(0.56%)	(0.56%)	(0.56%)	(0.56%)
Total Annual Fund Operating Expenses after Expense Reimbursement	[2]	0.41%	0.56%	0.81%	1.06%
[1]	Other Expenses are based on estimated amounts for the current fiscal year of the Fund.
[2]	The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses) through January 31, 2020, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .41%, .56%, .81%, and 1.06% for Classes I, M5, M4, and M3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - MassMutual Select T. Rowe Price Retirement 2015 Fund - USD ($)	1 Year	3 Years
Class I	42	238
Class M5	57	286
Class M4	83	364
Class M3	108	442